General information to the Consolidated financial statements	12 Months Ended
Dec. 31, 2024
General information to the Consolidated financial statements [Abstract]
General information to the Consolidated financial statements
1    General information to the Consolidated financial statements

Reporting entity and its operations
Koninklijke Philips N.V. (‘Royal Philips’), incorporated and domiciled in the Netherlands, is a public limited liability company organized under Dutch Law. Philips is headquartered in Amsterdam, the Netherlands and has its registered address at High Tech Campus 52, 5656 AG Eindhoven, the Netherlands. The consolidated financial statements of Royal Philips as of December 31, 2024 comprise Royal Philips and its subsidiaries (together referred to as the 'company’ or ‘Philips’ or the 'Group’). Philips is a leading health technology company primarily involved in diagnostic imaging, image-guided therapy, patient monitoring and health informatics, as well as in consumer health and home care.
Basis of preparation
The Consolidated financial statements are:
•prepared in accordance with International Financial Reporting Standards (IFRS) as adopted by the European Union (EU) and comply with the statutory provisions of Part 9, Book 2 of the Dutch Civil Code. All standards and interpretations issued by the International Accounting Standards Board (IASB) and the IFRS Interpretations Committee effective 2024 have been endorsed by the EU; consequently, the accounting policies applied by Philips also comply with IFRS as issued by the IASB. These accounting policies have been applied by group entities
•authorized for issue by the Board of Management of Royal Philips on February 21, 2025
•prepared under the historical cost convention, unless otherwise indicated
•prepared on a going concern basis
•presented in euro, which is the presentation currency
•rounded to the nearest million euro unless stated otherwise
•subject to rounding, whereby amounts may not add up precisely to the totals provided
Accounting estimates and judgments
The preparation of these financial statements requires management to make a number of estimates and judgments that affect the application of accounting policies and the reported amounts of assets and liabilities, revenues and expenses, and the disclosure of contingent assets and liabilities. Amounts recognized are based on factors that are by default associated with uncertainty. Actual results may therefore differ from estimates. Estimates and underlying assumptions are reviewed on an ongoing basis. Revision to estimates are recognized prospectively. Where applicable, the estimates and judgments of specific financial statement items are described in the respective note to the consolidated financial statements.
The areas involving a higher degree of judgment and complexity in applying accounting principles and for which changes in the assumptions and estimates could result in significantly different results than those recorded in the consolidated financial statements are the following:
•judgment applied in determining reportable segments involves evaluating the information reviewed by the Chief Operating Decision-Maker (the Board of Management) to assess performance and allocate resources (Information by segment and main country)
•assessment of control (below paragraph Basis of consolidation and Interests in entities)
•revenue recognition (Income from operations)
•for acquisitions, the identification and valuation of acquired assets and liabilities including contingent considerations provisions (Acquisitions and divestments, Provisions)
•determination of deferred tax assets for losses carried forward and uncertain tax positions (Income taxes)
•assumptions used for impairment testing (Goodwill, Intangible assets excluding goodwill)
•assessments of exposure to credit risk of financial instruments (Other financial assets, Receivables, Debt, Fair value of financial assets and liabilities, Details of treasury and other financial risks)
•assumptions used to determine the net realizable value of inventories (Inventories)
•actuarial assumptions of future events that are used in calculating post-employment benefit expenses and liabilities (Post-employment benefits)
•estimates and assumptions regarding the timing and the amount of outflow of resources, as well as estimating the likelihood of a potential outflow of resources and the ability to make a reliable estimate of the obligation relating to provisions and contingent liabilities (Provisions, Contingencies)
The company regularly updates its significant assumptions and estimates to support the reported amounts of assets, liabilities, income and expenses.
Climate change
In preparing the consolidated financial statements, management has considered the impact of climate change, specifically the financial impact of Philips meeting its internal and external climate-related aims, the potential impact of climate- related risks, and the costs incurred to pro-actively manage such risks. These considerations did not have a material impact on the financial reporting judgments, estimates or assumptions. The financial impacts considered include specific climate mitigation measures, such as the use of lower-carbon energy sources, the cost of developing more sustainable product offerings, and expenses incurred to mitigate against the impact of extreme weather conditions. To meet its long-term Science Based Targets and reduce its full value chain emissions in line with a 1.5 °C global warming scenario, Philips has entered into a number of Power Purchase Agreements. Philips uses 100% electricity from renewable sources, mainly through long-term Power Purchase Agreements, thereby mitigating the impact of carbon taxes. The development of more sustainable products are covered through our EcoDesign program and already included in our R&D expenses. The physical risk related to climate change on our sites resulting from our Task Force on Climate-Related Financial Disclosures assessment is currently considered limited.
Material accounting policies
The material accounting policies as generally applied throughout the financial statements are described below. Material accounting policies relating to specific financial statement items are described in the respective notes to the financial statements.
Basis of consolidation
The Consolidated financial statements comprise the financial statements of Koninklijke Philips N.V. and all subsidiaries that the company controls on a consolidated basis. Control exists when the company is exposed or has rights to variable returns from its involvement with the investee and the company has the ability to affect those returns through its power over the investee. Generally, there is a presumption that a majority of voting rights results in control. To support this presumption and in cases where Philips has less than a majority of the voting or similar rights of an investee, Philips considers all relevant facts and circumstances in assessing whether it has power over an investee, including the contractual arrangement(s) with the other vote holders of the investee, rights arising from other contractual arrangements and the company’s voting rights and potential voting rights. Subsidiaries are fully consolidated from the date that control commences until the date that control ceases. All intercompany balances and transactions have been eliminated in the Consolidated financial statements. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.
Foreign currency transactions
The financial statements of all group entities are measured using the currency of the primary economic environment in which the entity operates (functional currency). The euro (EUR) is the functional currency of the company and the presentation currency of the consolidated financial statements. Foreign currency transactions are converted into the functional currency using the exchange rates prevailing at transaction date or the valuation date in cases where items are remeasured. Gains and losses resulting from the settlement of foreign currency transactions and those resulting from the conversion of foreign currency denominated monetary assets and liabilities at period-end exchange rates are recognized in the Consolidated statements of income, except for qualifying cash flow hedges, qualifying net investment hedges and equity investments measured at fair value through OCI which are recognized in other comprehensive income.
All foreign exchange differences are presented as part of Cost of sales, apart from tax items and financial income and expense, which are recognized in the same line item as they relate to in the Consolidated statements of income.
Non-monetary assets and liabilities denominated in foreign currencies that are measured at fair value are retranslated to the functional currency using the exchange rate at the date the fair value was determined. Non-monetary items in a foreign currency that are measured based on historical cost are translated using the exchange rate at the transaction date.
Foreign operations
The assets and liabilities of foreign operations, including goodwill and fair value adjustments arising on acquisition, are translated to euros at the exchange rates prevailing at the reporting date. The income and expenses of foreign operations are translated to euros at the exchange rates prevailing at the dates of the transactions.
Foreign currency differences arising upon translation of foreign operations into euros are recognized in Other comprehensive income and presented as part of Currency translation differences in Equity. However, if the operation is not a wholly-owned subsidiary, the proportionate share of the translation difference is allocated to Non-controlling interests.
When a foreign operation is disposed of such that control, significant influence or joint control is lost, the cumulative amount in the Currency translation differences related to the foreign operation is reclassified to the Consolidated statements of income as part of the gain or loss on disposal. When the company disposes of only part of its interest in a subsidiary that includes a foreign operation while retaining control, the respective proportion of the cumulative amount is reattributed to Non-controlling interests. When the company disposes of only part of its investment in an associate or joint venture that includes a foreign operation while retaining significant influence or joint control, the relevant proportion of the cumulative amount is reclassified to the Consolidated statements of income.
New accounting policies effective in 2024
No new IFRS accounting standards or amendments to existing standards, effective in 2024, had a significant impact on the consolidated financial statements.
New accounting policies effective after 2024
The IASB has issued several IFRS accounting standards, or amendments to standards, with an effective date after 2024. Considerations relating to IFRS 18 Presentation and Disclosure in Financial Statements are set out below. The company has not early adopted any standards or amendments to existing standards. The company does not anticipate that the application of any other standards, or amendments to standards, will have a significant impact on the consolidated financial statements upon adoption.
IFRS 18 Presentation and Disclosure in Financial Statements
IFRS 18 was issued in April 2024 and is endorsed by the EU. It will supersede IAS 1 Presentation of Financial Statements. IFRS 18 introduces new requirements for presentation within the Consolidated statement of income, including specified totals and subtotals. Even though the new standard will not impact the recognition and measurement of items in the financial statements, the new standard requires entities to include additional defined subtotals to the Consolidated statement of income, disclosures about management-defined performance measures and is adding new principles for aggregation and disaggregation of information.
IFRS 18 is effective for reporting periods beginning on or after January 1, 2027. Retrospective application is required; therefore, comparative information will be restated in accordance with IFRS 18. Philips is currently assessing the detailed implications of applying the new standard on the group’s Consolidated financial statements.
Changes in presentation from the prior year
Accounting policies have been applied consistently for all periods presented in these consolidated financial statements. Certain prior-year amounts have been reclassified to conform to the current year presentation due to immaterial organizational changes.
Per share calculations have been adjusted retrospectively for all periods presented to reflect the issuance of shares for the share dividend in respect of 2023.